PRINCIPAL TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Principal Transactions Revenue, Net [Abstract]
Principal transactions revenue
The following table presents principal transactions revenue:

In millions of dollars	2015	2014	2013
Global Consumer Banking	$636	$699	$762
Institutional Clients Group	5,823	5,905	6,489
Corporate/Other	(444)	(380)	(75)
Subtotal Citicorp	$6,015	$6,224	$7,176
Citi Holdings	(7)	474	126
Total Citigroup	$6,008	$6,698	$7,302
Interest rate risks(1)	$3,798	$3,657	$4,055
Foreign exchange risks(2)	1,532	2,008	2,307
Equity risks(3)	(303)	(260)	319
Commodity and other risks(4)	750	590	277
Credit products and risks(5)	231	703	344
Total	$6,008	$6,698	$7,302

(1)
Includes revenues from government securities and corporate debt, municipal securities, mortgage securities and other debt instruments. Also includes spot and forward trading of currencies and exchange-traded and over-the-counter (OTC) currency options, options on fixed income securities, interest rate swaps, currency swaps, swap options, caps and floors, financial futures, OTC options and forward contracts on fixed income securities.

(2)	Includes revenues from foreign exchange spot, forward, option and swap contracts, as well as FX translation gains and losses.

(3)	Includes revenues from common, preferred and convertible preferred stock, convertible corporate debt, equity-linked notes and exchange-traded and OTC equity options and warrants.

(4)	Primarily includes revenues from crude oil, refined oil products, natural gas and other commodities trades.

(5)	Includes revenues from structured credit products.